BUSINESS COMBINATIONS (Details Narrative) - Purchase Agreement [Member]	Aug. 19, 2021 USD ($) $ / shares shares
Offsetting Assets [Line Items]
Shares issued | shares	1,771,883
Price per share | $ / shares	$ 2.82
Principal amount | $	$ 400,000
Conversion price | $ / shares	$ 3.28
Convertible Notes Payable [Member]
Offsetting Assets [Line Items]
Principal amount | $	$ 278,000
Interest rate	8.00%